Consolidated Statements of Comprehensive Income or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	¥ 257,579	¥ 212,210	¥ 154,483
Other comprehensive income
Changes in fair value of financial assets measured at fair value through other comprehensive income	(104,557)	65,222	86,269
Remeasurements of defined benefit plans	(3,531)	19,422	24,063
Share of other comprehensive income of investments accounted for using the equity method	(2,953)	5,125	406
Subtotal	(111,042)	89,770	110,740
Changes in fair value of cash flow hedges	1,522	1,788	9,452
Foreign exchange differences on translation of foreign operations	(41,256)	10,592	(25,079)
Share of other comprehensive income of investments accounted for using the equity method	(21,687)	(2,602)	9,863
Subtotal	(61,421)	9,778	(5,763)
Total other comprehensive income, net of tax	(172,464)	99,548	104,977
Total comprehensive income for the year	85,114	311,759	259,460
Owners of the parent	84,126	272,150	243,122
Non-controllinginterests	988	39,609	16,338
Total comprehensive income for the year	¥ 85,114	¥ 311,759	¥ 259,460